INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance		$ 1,046,559	$ 1,448,241	$ 1,441,072
Closing balance		1,018,892	1,046,559	1,448,241
Additions		82,798	76,376	139,236
Withdrawals		(704)	(37,683)	(1,393)
Transfer software		135	1,125	(3,167)
Foreign exchange		(58,734)	(271,700)	(46,996)
Amortization		(51,162)	(169,800)	(80,511)
Computer software Net [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance		139,341	221,324	156,469
Closing balance		136,262	139,341	221,324
Additions			45	278
Withdrawals		(275)	(333)	(270)
Transfer software		46,144	101,015	136,935
Foreign exchange		(3,571)	(20,242)	(1,981)
Amortization		(45,377)	(162,468)	(70,107)
Developing software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance		68,521	99,193	151,853
Closing balance		104,874	68,521	99,193
Additions		82,798	76,331	91,371
Withdrawals		(429)	(454)	(1,123)
Transfer software		(45,657)	(99,890)	(140,102)
Foreign exchange		(359)	(6,659)	(2,806)
Amortization
Adjustment application IAS 29 by hyperinflation Argentina
Airport slots [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance	[1]	627,742	845,959	828,969
Closing balance	[1]	587,214	627,742	845,959
Additions	[1]			47,587
Withdrawals	[1]		(36,896)
Transfer software	[1]
Foreign exchange	[1]	(40,528)	(181,321)	(30,597)
Amortization	[1]
Adjustment application IAS 29 by hyperinflation Argentina	[1]
Trademarks and loyalty program [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance	[1],[2]	210,955	281,765	303,781
Closing balance	[1],[2]	190,542	210,955	281,765
Additions	[1],[2]
Withdrawals	[1],[2]
Transfer software	[1],[2]	(352)
Foreign exchange	[1],[2]	(14,276)	(63,478)	(11,612)
Amortization	[1],[2]	$ (5,785)	$ (7,332)	(10,404)
Adjustment application IAS 29 by hyperinflation Argentina	[1],[2]

[1]	See Note 2.5
[2]	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group’s brand will be LATAM, which united all the companies under a single image. The estimate of the new useful life is 5 years, equivalent to the period necessary to complete the change of image. At December 31, 2021 TAM’s trademark is fully amortized